Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2015
Entity Registrant Name	dei_EntityRegistrantName	Calvert Impact Fund Inc
Central Index Key	dei_EntityCentralIndexKey	0001121624
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 01, 2016
Document Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2016
Prospectus Date	rr_ProspectusDate	Feb. 01, 2016
CALVERT FUNDS ACY | Calvert Small Cap Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT SMALL CAP FUND Class (Ticker):A (CCVAX)C (CSCCX)Y (CSCYX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation through investment primarily in small-cap common stocks of U.S. companies.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 85 and “Reduced Sales Charges” on page 87 of this Prospectus, and under “Method of Distribution” on page 45 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of its portfolio’s average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•	your investment has a 5% return each year;

•	the Fund’s operating expenses remain the same; and

•	any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund offers opportunities for long-term capital appreciation through a mix of smaller company stocks that meet the Fund’s investment criteria, including financial, sustainability and social responsibility factors. The Fund’s investment process seeks to add value by using the Advisor’s fundamental, quantitative, and macro-economic research and analyses while integrating the Advisor’s proprietary views on material environmental, social and governance (“ESG”) information as part of its risk and opportunity assessment. The portfolio construction process seeks to maximize the benefit of these insights while managing the Fund’s risk profile relative to its benchmark, the Russell 2000 Index, and minimizing transaction costs. The Fund may sell a security when it no longer appears attractive under this process.
The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in common stocks of small companies. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund defines small companies as those whose market capitalization falls within the range of the Russell 2000 Index at the time of investment. As of December 31, 2015, the market capitalization of the Russell 2000 Index companies ranged from $15 million to $5.9 billion with a weighted average level of $1.9 billion.
The Fund may also invest up to 25% of its net assets in foreign securities.
Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.
Investments are selected for financial soundness and evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.
Stock Market Risk. The market prices of stocks held by the Fund may fall.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Small-Cap Company Risk. Prices of small-cap stocks can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.
Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.
Responsible Investing Risk. Investing primarily in securities that meet certain sustainable and socially responsible investment criteria carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize such criteria when selecting investments. The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. A company’s ESG performance or the Advisor’s assessment of a company’s ESG performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment principles. In evaluating a company, the Advisor is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Advisor to incorrectly assess a company’s ESG performance. Successful application of the Fund’s responsible investment strategy will depend on the Advisor’s skill in properly identifying and analyzing material ESG issues.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a performance average of similar mutual funds. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.
Performance results for Class C shares prior to April 1, 2005 (the Class C shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class C share performance would have been lower than Class A share performance because Class C has higher class-specific expenses than Class A. Performance results for Class Y shares prior to October 18, 2013 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A.
The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a performance average of similar mutual funds. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	16.70%
Worst Quarter (of periods shown)	12/31/08	-23.11%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12/31/15) (with maximum sales charge deducted, if any)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

CALVERT FUNDS ACY | Calvert Small Cap Fund | Russell 2000 Index
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(4.41%)
5 Years	rr_AverageAnnualReturnYear05	9.19%
10 Years	rr_AverageAnnualReturnYear10	6.80%
CALVERT FUNDS ACY | Calvert Small Cap Fund | Lipper Small-Cap Core Funds Avg
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(5.14%)
5 Years	rr_AverageAnnualReturnYear05	8.32%
10 Years	rr_AverageAnnualReturnYear10	6.36%
CALVERT FUNDS ACY | Calvert Small Cap Fund | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.82%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.39%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 608
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	892
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,198
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,063
Annual Return 2006	rr_AnnualReturn2006	20.05%
Annual Return 2007	rr_AnnualReturn2007	(2.32%)
Annual Return 2008	rr_AnnualReturn2008	(33.76%)
Annual Return 2009	rr_AnnualReturn2009	20.73%
Annual Return 2010	rr_AnnualReturn2010	22.91%
Annual Return 2011	rr_AnnualReturn2011	(5.03%)
Annual Return 2012	rr_AnnualReturn2012	15.29%
Annual Return 2013	rr_AnnualReturn2013	40.85%
Annual Return 2014	rr_AnnualReturn2014	7.03%
Annual Return 2015	rr_AnnualReturn2015	(1.09%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.11%)
1 Year	rr_AverageAnnualReturnYear01	(5.78%)
5 Years	rr_AverageAnnualReturnYear05	9.23%
10 Years	rr_AverageAnnualReturnYear10	6.01%
CALVERT FUNDS ACY | Calvert Small Cap Fund | Class A | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(8.12%)
5 Years	rr_AverageAnnualReturnYear05	7.35%
10 Years	rr_AverageAnnualReturnYear10	5.09%
CALVERT FUNDS ACY | Calvert Small Cap Fund | Class A | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(2.21%)
5 Years	rr_AverageAnnualReturnYear05	7.13%
10 Years	rr_AverageAnnualReturnYear10	4.75%
CALVERT FUNDS ACY | Calvert Small Cap Fund | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.82%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.41%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.23%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 315
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	687
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,185
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,556
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	215
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	687
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,185
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,556
1 Year	rr_AverageAnnualReturnYear01	(2.81%)
5 Years	rr_AverageAnnualReturnYear05	9.37%
10 Years	rr_AverageAnnualReturnYear10	5.57%
CALVERT FUNDS ACY | Calvert Small Cap Fund | Class Y
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.82%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.36%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.18%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	369
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	643
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,426
1 Year	rr_AverageAnnualReturnYear01	(0.88%)
5 Years	rr_AverageAnnualReturnYear05	10.44%
10 Years	rr_AverageAnnualReturnYear10	6.60%
CALVERT FUNDS ACY | Calvert Global Energy Solutions Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT GLOBAL ENERGY SOLUTIONS FUNDClass (Ticker):A (CGAEX)C (CGACX)Y (CGAYX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital through investment in equity securities of companies active in the sustainable energy solutions sector.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 85 and “Reduced Sales Charges” on page 87 of this Prospectus, and under “Method of Distribution” on page 45 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 99% of its portfolio’s average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	99.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•	your investment has a 5% return each year;

•	the Fund’s operating expenses remain the same; and

•	any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies whose main business is sustainable energy solutions or that are significantly involved in the sustainable energy solutions sector. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund concentrates (invests more than 25% of its total assets) in the sustainable energy solutions industry.
Sustainable energy solutions includes renewable energy (solar, wind, geothermal, biofuel, hydrogen, biomass and other renewable energy sources that may be developed in the future), technologies that enable these sources to be tapped, and services or technologies that conserve or enable more efficient use of energy.
A company whose main business is sustainable energy solutions or that is significantly involved in the sustainable energy solutions sector will (1) derive at least 50% of its revenues or earnings from sustainable energy solutions activities; (2) devote at least 50% of its assets to such activities; or (3) be included in one of the following alternative energy indices: Ardour Global Alternative Energy Index (Composite); S&P Global Alternative Energy Index; WilderHill New Energy Global Innovation Index; and WilderHill Clean Energy Index. For more information on these indices, see “Description of Alternative Energy Indices” in this Prospectus.
The Fund invests primarily in common stocks. The Fund invests in securities of all market capitalizations, but it may contain more small- and mid-cap stocks than large-cap stocks because many sustainable energy solutions companies are in the early stages of development.
The Fund is “non-diversified,” which means it may hold securities of a smaller number of issuers and invest a greater percentage of its assets in a particular issuer than a “diversified” fund.
The Fund may invest in several countries in different geographic regions of the world (at least three different countries), and the Subadvisor’s stock selection process does not utilize a predetermined geographic allocation. The Fund primarily invests in developed countries but may purchase securities in emerging markets. The Fund will invest at least 40% of its assets in foreign securities or, if the Adviser determines conditions are not favorable, invest at least 30% of its assets in foreign securities. Securities will be considered foreign securities based on an analysis of various criteria, including a company’s principal place of business, the primary exchange on which the security is traded, and the country in which the greatest percentage of company revenue is generated.
The Fund may enter into foreign currency derivatives (including forward currency contracts and currency futures contracts) to hedge foreign currency exposure.
The Fund may invest in American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”).
The Subadvisor uses a fundamental process to create a high conviction portfolio of equity securities. To develop the investible universe, the Subadvisor employs long-term strategic allocations for each sub-activity within the sustainable energy solutions sector. Fundamental and qualitative models evaluate stocks from the bottom up, focused on fundamental analysis of stocks of individual companies across all geographic regions. Top-down views on industries, sectors or regions act as risk controls in portfolio construction.
Responsible Investing. The Fund has sustainable and socially responsible investment criteria that (i) focus on environmental, social, and governance (“ESG”) factors that promote and encourage sustainable solutions and (ii) reflect specific types of companies in which the Fund seeks to invest and and seeks to avoid investing. Through the application of these criteria, Calvert seeks to invest in ways that are consistent with its philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future.
Investments are selected for financial soundness and evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Non-diversification Risk. Because the Fund may hold securities of a smaller number of issuers or invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single stock may have greater impact on the Fund than on a diversified fund.
Energy Sector and Energy Price Risks. Stocks that comprise the energy sector may fall in value. Prices of energy (including traditional sources of energy such as oil, gas, or electricity) or alternative energy may fall.
Sustainable Energy Solutions Industry Risk. The sustainable energy solutions industry can be significantly affected by obsolescence of existing technology, short product lifecycles, falling prices and profits, competition from new market entrants and general economic conditions. The industry can also be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations and policies. Companies in this industry could be adversely affected by commodity price volatility, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations. Changes in U.S., European and other governments’ policies towards sustainable energy solutions also may adversely affect Fund performance.
Concentration Risk. A downturn in the sustainable energy solutions industry would impact the Fund more than a fund that does not concentrate in this industry. By focusing on a specific sector or industry, the Fund may be more volatile than a typical mutual fund.
Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.
Stock Market Risk. The market prices of stocks held by the Fund may fall.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.
Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.
Foreign Currency Hedge and Derivatives Risk. Transactions in foreign currency and foreign currency derivatives in connection with the purchase and sale of investments in foreign markets may result in foreign currency exposure and the potential for losses due to fluctuations in currency exchange rates without regard to the quality or performance of the investment itself. The use of foreign currency and foreign currency derivatives may also prevent the Fund from realizing profits on favorable movements in exchange rates. In addition, the value of a foreign currency derivative may not correlate to the value of the underlying foreign currency to the extent expected. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of and reduce the Fund’s returns or result in a loss that exceeds the value of the assets allocated to establish and maintain a position in the derivative instrument.
Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.
Market Capitalization Risks. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.
Responsible Investing Risk. Investing primarily in securities that meet certain sustainable and socially responsible investment criteria carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize such criteria when selecting investments. The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. A company’s ESG performance or the Advisor’s assessment of a company’s ESG performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment principles. In evaluating a company, the Advisor is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Advisor to incorrectly assess a company’s ESG performance. Successful application of the Fund’s responsible investment strategy will depend on the Advisor’s skill in properly identifying and analyzing material ESG issues.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification Risk. Because the Fund may hold securities of a smaller number of issuers or invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single stock may have greater impact on the Fund than on a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a performance average of similar mutual funds. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.
Performance results for Class C shares prior to July 31, 2007 (the Class C shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class C share performance would have been lower than Class A share performance because Class C has higher class-specific expenses than Class A. Performance results for Class Y shares prior to July 29, 2011 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A.
The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a performance average of similar mutual funds. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	28.24%
Worst Quarter (of periods shown)	12/31/08	-33.93%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12/31/15) (with maximum sales charge deducted, if any)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

CALVERT FUNDS ACY | Calvert Global Energy Solutions Fund | Ardour Global Alternative Energy Index (Composite)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.51%
5 Years	rr_AverageAnnualReturnYear05	(2.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.77%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
CALVERT FUNDS ACY | Calvert Global Energy Solutions Fund | Lipper Global Natural Resources Funds Avg
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(22.97%)
5 Years	rr_AverageAnnualReturnYear05	(8.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.81%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
CALVERT FUNDS ACY | Calvert Global Energy Solutions Fund | Class A
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[5]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.07%	[6]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.66%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.98%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.85%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2017
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 654
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,055
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,480
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,662
Annual Return 2008	rr_AnnualReturn2008	(58.18%)
Annual Return 2009	rr_AnnualReturn2009	23.04%
Annual Return 2010	rr_AnnualReturn2010	(20.12%)
Annual Return 2011	rr_AnnualReturn2011	(33.65%)
Annual Return 2012	rr_AnnualReturn2012	7.92%
Annual Return 2013	rr_AnnualReturn2013	33.63%
Annual Return 2014	rr_AnnualReturn2014	(10.84%)
Annual Return 2015	rr_AnnualReturn2015	(3.11%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.93%)
1 Year	rr_AverageAnnualReturnYear01	(7.68%)
5 Years	rr_AverageAnnualReturnYear05	(4.67%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.58%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
CALVERT FUNDS ACY | Calvert Global Energy Solutions Fund | Class A | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(7.76%)
5 Years	rr_AverageAnnualReturnYear05	(4.72%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.61%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
CALVERT FUNDS ACY | Calvert Global Energy Solutions Fund | Class A | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(4.35%)
5 Years	rr_AverageAnnualReturnYear05	(3.40%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.52%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
CALVERT FUNDS ACY | Calvert Global Energy Solutions Fund | Class C
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[8]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.07%	[6]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.66%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.73%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.60%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2017
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 363
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	835
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,433
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,051
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	263
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	835
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,433
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,051
1 Year	rr_AverageAnnualReturnYear01	(5.07%)
5 Years	rr_AverageAnnualReturnYear05	(4.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.91%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
CALVERT FUNDS ACY | Calvert Global Energy Solutions Fund | Class Y
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.07%	[6]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.54%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.61%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.60%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2017
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 163
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	507
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	875
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,910
1 Year	rr_AverageAnnualReturnYear01	(3.01%)
5 Years	rr_AverageAnnualReturnYear05	(3.50%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.93%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
CALVERT FUNDS ACY | Calvert Global Water Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT GLOBAL WATER FUND Class (Ticker):A (CFWAX)C (CFWCX)Y (CFWYX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital through investment in equity securities of companies active in the water-related resource sector.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 85 and “Reduced Sales Charges” on page 87 of this Prospectus, and under “Method of Distribution” on page 45 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 110% of its portfolio’s average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	110.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•	your investment has a 5% return each year; and

•	the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies whose main business is in the water sector or that are significantly involved in water-related services or technologies. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy.
The Fund concentrates (invests more than 25% of its total assets) in the water-related resource sector, which includes water utilities, companies that provide water and wastewater services, such as water treatment, distribution, and infrastructure, and companies that manufacture water-related equipment, such as filtration, metering and environmental controls. These companies may also provide services, technologies or products that involve water-related construction and engineering or that promote water conservation and the efficient use of water. The Fund seeks to invest in companies directly involved in the management of water-related resources and not in packagers or resellers of bottled water.
The Fund is “non-diversified,” which means it may hold securities of a smaller number of issuers and invest a greater percentage of its assets in a particular issuer than a “diversified” fund.
A company whose main business is in the water-related resource sector or that is significantly involved in the water-related resource sector will: (1) derive at least 50% of its revenues or earnings from water-related resource sector activities; (2) devote at least 50% of its assets to such activities; or (3) be included in one of the following water indices: S&P Global Water Index, ISE Water Index and S-Network Global Water Index. For more information on these indices, see “Description of Water Indices” in this Prospectus.
The Fund invests primarily in common stocks. The Fund invests in securities of all market capitalizations, but it may contain more small- and mid-cap stocks than large-cap stocks because many water-related resource companies are in the early stages of development.
The Fund may invest in several countries in different geographic regions of the world (at least three different countries), and the Subadvisor’s stock selection process does not utilize a predetermined geographic allocation. The Fund primarily invests in developed countries but may purchase securities in any geographic region (including in emerging markets) if the Subadvisor deems the company attractive. The Fund will invest at least 40% of its assets in foreign securities or, if the Advisor determines conditions are not favorable, invest at least 30% of its assets in foreign securities. Securities will be considered foreign securities based on an analysis of various criteria, including a company’s principal place of business, the primary exchange on which the security is traded, and the country in which the greatest percentage of company revenue is generated.
The Fund may enter into foreign currency derivatives (including forward currency contracts and currency futures contracts) to hedge foreign currency exposure.
The Fund may invest in American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”).
The Subadvisor combines quantitative (initial screening and evaluation) and fundamental processes. The fundamental process focuses on company strength, growth, and cash flow measures, taking into account sustainable and socially responsible investing initiatives and policies. Top-down views on industries, sectors or regions act as risk controls in portfolio construction.
Responsible Investing. The Fund has sustainable and socially responsible investment criteria that reflect threshold responsibility standards that Calvert uses to determine whether a security qualifies as an investment for the Fund. The Fund seeks to invest in companies that produce or market safe water-related products, services and technologies that enhance (i) access to water, (ii) affordability of water, (iii) public health, or (iv) quality of life. Consistent with its view that equitable access to water is a fundamental human right, Calvert also considers issues related to specific human rights and Indigenous People’s Rights when evaluating corporate performance and commitments in the water sector.
Investments are selected for financial soundness and evaluated according to these sustainability and corporate responsibility criteria, the application of which is in the economic interest of the Fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Non-diversification Risk. Because the Fund may hold securities of a smaller number of issuers or invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single stock may have greater impact on the Fund than on a diversified fund.
Water Sector Risk. Stocks that comprise the water-related resource sector may fall in value.
Water Industry Risks. The water industry can be significantly affected by economic trends or other conditions or developments, such as the availability of water, the level of rainfall and occurrence of other climatic events, changes in water consumption, new technologies relating to the supply of water, and water conservation. The industry can also be significantly affected by environmental considerations, taxation, government regulation (including the increased cost of compliance), inflation, increases in interest rates, price and supply fluctuations, increases in the cost of raw materials and other operating costs, technological advances, and competition from new market entrants.
Concentration Risk. A downturn in the water-related resources sector would impact the Fund more than a fund that does not concentrate in this industry. By focusing on a specific sector or industry, the Fund may be more volatile than a typical mutual fund.
Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.
Stock Market Risk. The market prices of stocks held by the Fund may fall.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.
Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.
Foreign Currency Hedge and Derivatives Risk. Transactions in foreign currency and foreign currency derivatives in connection with the purchase and sale of investments in foreign markets may result in foreign currency exposure and the potential for losses due to fluctuations in currency exchange rates without regard to the quality or performance of the investment itself. The use of foreign currency and foreign currency derivatives may also prevent the Fund from realizing profits on favorable movements in exchange rates. In addition, the value of a foreign currency derivative may not correlate to the value of the underlying foreign currency to the extent expected. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of and reduce the Fund’s returns or result in a loss that exceeds the value of the assets allocated to establish and maintain a position in the derivative instrument.
Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.
Market Capitalization Risks. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.
Responsible Investing Risk. Investing primarily in securities that meet certain sustainable and socially responsible investment criteria carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize such criteria when selecting investments. The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. A company’s ESG performance or the Advisor’s assessment of a company’s ESG performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment principles. In evaluating a company, the Advisor is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Advisor to incorrectly assess a company’s ESG performance. Successful application of the Fund’s responsible investment strategy will depend on the Advisor’s skill in properly identifying and analyzing material ESG issues.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification Risk. Because the Fund may hold securities of a smaller number of issuers or invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single stock may have greater impact on the Fund than on a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a performance average of similar mutual funds. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.
The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a performance average of similar mutual funds. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	25.55%
Worst Quarter (of periods shown)	09/30/11	-15.39%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12/31/15) (with maximum sales charge deducted, if any)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

CALVERT FUNDS ACY | Calvert Global Water Fund | Lipper Global Natural Resources Funds Avg
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(22.97%)
5 Years	rr_AverageAnnualReturnYear05	(8.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.39%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2008
CALVERT FUNDS ACY | Calvert Global Water Fund | S-Network Global Water Index
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.65%)
5 Years	rr_AverageAnnualReturnYear05	7.08%
Since Inception	rr_AverageAnnualReturnSinceInception	7.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2008
CALVERT FUNDS ACY | Calvert Global Water Fund | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[9]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%	[10]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 629
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	953
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,299
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,274
Annual Return 2009	rr_AnnualReturn2009	28.75%
Annual Return 2010	rr_AnnualReturn2010	13.62%
Annual Return 2011	rr_AnnualReturn2011	(9.91%)
Annual Return 2012	rr_AnnualReturn2012	27.13%
Annual Return 2013	rr_AnnualReturn2013	28.72%
Annual Return 2014	rr_AnnualReturn2014	(3.79%)
Annual Return 2015	rr_AnnualReturn2015	(12.75%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.39%)
1 Year	rr_AverageAnnualReturnYear01	(16.87%)
5 Years	rr_AverageAnnualReturnYear05	3.34%
Since Inception	rr_AverageAnnualReturnSinceInception	4.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2008
CALVERT FUNDS ACY | Calvert Global Water Fund | Class A | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(16.88%)
5 Years	rr_AverageAnnualReturnYear05	1.53%
Since Inception	rr_AverageAnnualReturnSinceInception	3.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2008
CALVERT FUNDS ACY | Calvert Global Water Fund | Class A | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(9.55%)
5 Years	rr_AverageAnnualReturnYear05	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	3.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2008
CALVERT FUNDS ACY | Calvert Global Water Fund | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[11]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%	[10]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 333
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	718
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,230
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,636
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	233
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	718
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,230
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,636
1 Year	rr_AverageAnnualReturnYear01	(14.21%)
5 Years	rr_AverageAnnualReturnYear05	3.47%
Since Inception	rr_AverageAnnualReturnSinceInception	4.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2008
CALVERT FUNDS ACY | Calvert Global Water Fund | Class Y
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%	[10]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	692
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,523
1 Year	rr_AverageAnnualReturnYear01	(12.46%)
5 Years	rr_AverageAnnualReturnYear05	4.67%
Since Inception	rr_AverageAnnualReturnSinceInception	5.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2008
CALVERT FUNDS ACY | Calvert Green Bond Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT GREEN BOND FUND Class (Ticker):A (CGAFX)Y (CGYFX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize income, to the extent consistent with preservation of capital, primarily through investment in bonds.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 47 and “Reduced Sales Charges” on page 50 of this Prospectus, and under “Method of Distribution” on page 45 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year (which was an eleven-month period), the Fund’s portfolio turnover rate was 444% of its portfolio’s average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	444.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•	your investment has a 5% return each year;

•	the Fund’s operating expenses remain the same; and

•	any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in “green” bonds. Bonds include debt securities of any maturity. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is considered investment grade when assigned a credit quality rating of BBB- or higher by Standard & Poor’s Ratings Services (“Standard & Poor’s”) or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.
The Fund primarily invests in a broad range of fixed-income securities, including, but not limited to, corporate bonds, project bonds, U.S. government securities, taxable municipal securities and mortgage-backed or other asset backed-securities (“ABS”), including commercial mortgage-backed securities. The Fund may also invest in below-investment grade, high-yield debt securities (commonly known as “junk bonds”), including distressed securities that are in default. The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include securities such as collateralized mortgage obligations (“CMOs”) and ABS.
The Fund seeks to invest primarily in “green” investments. The Fund defines “green” investments to include securities of companies that develop or provide products or services that seek to provide environmental solutions and/or support efforts to reduce their own environmental footprint; bonds that support environmental projects; structured securities that are collateralized by assets supporting environmental themes; and securities that, in the opinion of the Fund’s Advisor, have no more than a negligible direct environmental impact, which may include securities issued by the U.S. government or its agencies, and U.S. government-sponsored entities.
The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”).
The Fund is “non-diversified,” which means it may hold securities of a smaller number of issuers and invest a greater percentage of its assets in a particular issuer than a “diversified” fund..
The Fund uses an active trading strategy, seeking relative value to earn incremental income.
The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund and hedge interest rate risk.
Responsible Investing. In conjunction with Calvert’s financial analysis, Calvert’s comprehensive responsible investment principles guide our investment research processes and decision-making. The principles, which include the Advisor’s proprietary assessment of critical environmental, social and governance (“ESG”) issues, are applied across industries and to specific companies in order to inform our view of risk and opportunity factors that may affect investment performance.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Non-Diversification Risk. Because the Fund may hold securities of a smaller number of issuers or invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than on a diversified fund.
“Green” Investing Risk. Investing primarily in green investments carries the risk that, under certain market conditions, the Fund may underperform funds that invest in a broader array of investments. In addition, some green investments may be dependent on government tax incentives and subsidies, and on political support for certain environmental technologies and companies. The green sector may also have challenges such as a limited number of issuers and liquidity in the market, including a robust secondary market.
Bond Market Risk. The market prices of bonds held by the Fund may fall.
Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.
Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.
Mortgage-Backed Security Risk (Government-Sponsored Enterprises).   Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.
Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.
Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.
Portfolio Duration Risk. Duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed-income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. Illiquid securities also may be difficult to value.
Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.
Defaulted Bonds Risk. For bonds in default (those rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve their original value.
Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable credit quality by the Advisor. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.
Taxable Municipal Bond Risk. Taxable municipal bonds are subject to credit risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or industrial development bonds.
Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.
Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.
Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.
Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy. The application of responsible investment principles may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. A company’s ESG performance or the Advisor’s assessment of a company’s ESG performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment principles. In evaluating a company, the Advisor is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Advisor to incorrectly assess a company’s ESG performance. Successful application of the Fund’s responsible investment strategy will depend on the Advisor’s skill in properly identifying and analyzing material ESG issues.
Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes that they are intended to hedge.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Because the Fund may hold securities of a smaller number of issuers or invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than on a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a performance average of similar mutual funds. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.
The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a performance average of similar mutual funds. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter (of periods shown)	3/31/15	1.68%
Worst Quarter (of periods shown)	06/30/15	-1.94%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12-31-15) (with maximum sales charge deducted, if any)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

CALVERT FUNDS ACY | Calvert Green Bond Fund | Barclays U.S. Aggregate Index
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.55%
Since Inception	rr_AverageAnnualReturnSinceInception	2.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 13, 2013
CALVERT FUNDS ACY | Calvert Green Bond Fund | Lipper Corporate Debt Funds A Rated Avg
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.92%
Since Inception	rr_AverageAnnualReturnSinceInception	2.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 13, 2013
CALVERT FUNDS ACY | Calvert Green Bond Fund | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[12]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.42%	[13]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.49%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.16%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[14]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.88%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2017
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 461
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	703
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	963
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,707
Annual Return 2014	rr_AnnualReturn2014	4.94%
Annual Return 2015	rr_AnnualReturn2015	(0.26%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.94%)
1 Year	rr_AverageAnnualReturnYear01	(3.98%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.11%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 13, 2013
CALVERT FUNDS ACY | Calvert Green Bond Fund | Class A | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(4.66%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.87%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 13, 2013
CALVERT FUNDS ACY | Calvert Green Bond Fund | Class A | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(2.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.43%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 13, 2013
CALVERT FUNDS ACY | Calvert Green Bond Fund | Class Y
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.42%	[13]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.60%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.02%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[14]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.63%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2017
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	286
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,212
1 Year	rr_AverageAnnualReturnYear01	(0.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 13, 2013
CALVERT FUND I | Calvert Small Cap Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT SMALL CAP FUND Class (Ticker):I (CSVIX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation through investment primarily in small-cap common stocks of U.S. companies.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of its portfolio’s average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $1,000,000 in the Fund for the time periods indicated;

•	your investment has a 5% return each year;

•	the Fund’s operating expenses remain the same; and

•	any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund offers opportunities for long-term capital appreciation through a mix of smaller company stocks that meet the Fund’s investment criteria, including financial, sustainability and social responsibility factors. The Fund’s investment process seeks to add value by using the Advisor’s fundamental, quantitative, and macro-economic research and analyses while integrating the Advisor’s proprietary views on material environmental, social and governance (“ESG”) information as part of its risk and opportunity assessment. The portfolio construction process seeks to maximize the benefit of these insights while managing the Fund’s risk profile relative to its benchmark, the Russell 2000 Index, and minimizing transaction costs. The Fund may sell a security when it no longer appears attractive under this process.
The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in common stocks of small companies. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund defines small companies as those whose market capitalization falls within the range of the Russell 2000 Index at the time of investment. As of December 31, 2015, the market capitalization of the Russell 2000 Index companies ranged from $15 million to $5.9 billion with a weighted average level of $1.9 billion.
The Fund may also invest up to 25% of its net assets in foreign securities.
Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.
Investments are selected for financial soundness and evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.
Stock Market Risk. The market prices of stocks held by the Fund may fall.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Small-Cap Company Risk. Prices of small-cap stocks can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.
Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.
Responsible Investing Risk. Investing primarily in securities that meet certain sustainable and socially responsible investment criteria carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize such criteria when selecting investments. The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. A company’s ESG performance or the Advisor’s assessment of a company’s ESG performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment principles. In evaluating a company, the Advisor is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Advisor to incorrectly assess a company’s ESG performance. Successful application of the Fund’s responsible investment strategy will depend on the Advisor’s skill in properly identifying and analyzing material ESG issues.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a performance average of similar mutual funds. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a performance average of similar mutual funds. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	16.91%
Worst Quarter (of periods shown)	12/31/08	-22.93%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12/31/15)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

CALVERT FUND I | Calvert Small Cap Fund | Russell 2000 Index
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(4.41%)
5 Years	rr_AverageAnnualReturnYear05	9.19%
10 Years	rr_AverageAnnualReturnYear10	6.80%
CALVERT FUND I | Calvert Small Cap Fund | Lipper Small-Cap Core Funds Avg
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(5.14%)
5 Years	rr_AverageAnnualReturnYear05	8.32%
10 Years	rr_AverageAnnualReturnYear10	6.36%
CALVERT FUND I | Calvert Small Cap Fund | Class I
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.82%	[15]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.93%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[16]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.91%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2018
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 9,286
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	29,233
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	51,068
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 113,923
Annual Return 2006	rr_AnnualReturn2006	20.96%
Annual Return 2007	rr_AnnualReturn2007	(1.55%)
Annual Return 2008	rr_AnnualReturn2008	(33.22%)
Annual Return 2009	rr_AnnualReturn2009	21.63%
Annual Return 2010	rr_AnnualReturn2010	23.84%
Annual Return 2011	rr_AnnualReturn2011	(4.25%)
Annual Return 2012	rr_AnnualReturn2012	16.16%
Annual Return 2013	rr_AnnualReturn2013	41.91%
Annual Return 2014	rr_AnnualReturn2014	7.64%
Annual Return 2015	rr_AnnualReturn2015	(0.64%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.93%)
1 Year	rr_AverageAnnualReturnYear01	(0.64%)
5 Years	rr_AverageAnnualReturnYear05	11.04%
10 Years	rr_AverageAnnualReturnYear10	7.29%
CALVERT FUND I | Calvert Small Cap Fund | Class I | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(3.12%)
5 Years	rr_AverageAnnualReturnYear05	9.11%
10 Years	rr_AverageAnnualReturnYear10	6.34%
CALVERT FUND I | Calvert Small Cap Fund | Class I | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.68%
5 Years	rr_AverageAnnualReturnYear05	8.61%
10 Years	rr_AverageAnnualReturnYear10	5.83%
CALVERT FUND I | Calvert Global Energy Solutions Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT GLOBAL ENERGY SOLUTIONS FUND* Class (Ticker):I (CAEIX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital through investment in equity securities of companies active in the sustainable energy solutions sector.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 99% of its portfolio’s average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	99.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $1,000,000 in the Fund for the time periods indicated;

•	your investment has a 5% return each year;

•	the Fund’s operating expenses remain the same; and

•	any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies whose main business is sustainable energy solutions or that are significantly involved in the sustainable energy solutions sector. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund concentrates (invests more than 25% of its total assets) in the sustainable energy solutions industry.
Sustainable energy solutions includes renewable energy (solar, wind, geothermal, biofuel, hydrogen, biomass and other renewable energy sources that may be developed in the future), technologies that enable these sources to be tapped, and services or technologies that conserve or enable more efficient use of energy.
A company whose main business is sustainable energy solutions or that is significantly involved in the sustainable energy solutions sector will (1) derive at least 50% of its revenues or earnings from sustainable energy solutions activities; (2) devote at least 50% of its assets to such activities; or (3) be included in one of the following alternative energy indices: Ardour Global Alternative Energy Index (Composite); S&P Global Alternative Energy Index; WilderHill New Energy Global Innovation Index; and WilderHill Clean Energy Index. For more information on these indices, see “Description of Alternative Energy Indices” in this Prospectus.
The Fund invests primarily in common stocks. The Fund invests in securities of all market capitalizations, but it may contain more small- and mid-cap stocks than large-cap stocks because many sustainable energy solutions companies are in the early stages of development.
The Fund is “non-diversified,” which means it may hold securities of a smaller number of issuers and invest a greater percentage of its assets in a particular issuer than a “diversified” fund.
The Fund may invest in several countries in different geographic regions of the world (at least three different countries), and the Subadvisor’s stock selection process does not utilize a predetermined geographic allocation. The Fund primarily invests in developed countries but may purchase securities in emerging markets. The Fund will invest at least 40% of its assets in foreign securities or, if the Adviser determines conditions are not favorable, invest at least 30% of its assets in foreign securities. Securities will be considered foreign securities based on an analysis of various criteria, including a company’s principal place of business, the primary exchange on which the security is traded, and the country in which the greatest percentage of company revenue is generated.
The Fund may enter into foreign currency derivatives (including forward currency contracts and currency futures contracts) to hedge foreign currency exposure.
The Fund may invest in American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”).
The Subadvisor uses a fundamental process to create a high conviction portfolio of equity securities. To develop the investible universe, the Subadvisor employs long-term strategic allocations for each sub-activity within the sustainable energy solutions sector. Fundamental and qualitative models evaluate stocks from the bottom up, focused on fundamental analysis of stocks of individual companies across all geographic regions. Top-down views on industries, sectors or regions act as risk controls in portfolio construction.
Responsible Investing. The Fund has sustainable and socially responsible investment criteria that (i) focus on environmental, social, and governance (“ESG”) factors that promote and encourage sustainable solutions and (ii) reflect specific types of companies in which the Fund seeks to invest and and seeks to avoid investing. Through the application of these criteria, Calvert seeks to invest in ways that are consistent with its philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future.
Investments are selected for financial soundness and evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Non-diversification Risk. Because the Fund may hold securities of a smaller number of issuers or invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single stock may have greater impact on the Fund than on a diversified fund.
Energy Sector and Energy Price Risks. Stocks that comprise the energy sector may fall in value. Prices of energy (including traditional sources of energy such as oil, gas, or electricity) or alternative energy may fall.
Sustainable Energy Solutions Industry Risk. The sustainable energy solutions industry can be significantly affected by obsolescence of existing technology, short product lifecycles, falling prices and profits, competition from new market entrants and general economic conditions. The industry can also be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations and policies. Companies in this industry could be adversely affected by commodity price volatility, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations. Changes in U.S., European and other governments’ policies towards sustainable energy solutions also may adversely affect Fund performance.
Concentration Risk. A downturn in the sustainable energy solutions industry would impact the Fund more than a fund that does not concentrate in this industry. By focusing on a specific sector or industry, the Fund may be more volatile than a typical mutual fund.
Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.
Stock Market Risk. The market prices of stocks held by the Fund may fall.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.
Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.
Foreign Currency Hedge and Derivatives Risk. Transactions in foreign currency and foreign currency derivatives in connection with the purchase and sale of investments in foreign markets may result in foreign currency exposure and the potential for losses due to fluctuations in currency exchange rates without regard to the quality or performance of the investment itself. The use of foreign currency and foreign currency derivatives may also prevent the Fund from realizing profits on favorable movements in exchange rates. In addition, the value of a foreign currency derivative may not correlate to the value of the underlying foreign currency to the extent expected. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of and reduce the Fund’s returns or result in a loss that exceeds the value of the assets allocated to establish and maintain a position in the derivative instrument.
Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.
Market Capitalization Risks. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.
Responsible Investing Risk. Investing primarily in securities that meet certain sustainable and socially responsible investment criteria carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize such criteria when selecting investments. The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. A company’s ESG performance or the Advisor’s assessment of a company’s ESG performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment principles. In evaluating a company, the Advisor is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Advisor to incorrectly assess a company’s ESG performance. Successful application of the Fund’s responsible investment strategy will depend on the Advisor’s skill in properly identifying and analyzing material ESG issues.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification Risk. Because the Fund may hold securities of a smaller number of issuers or invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single stock may have greater impact on the Fund than on a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a performance average of similar mutual funds. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a performance average of similar mutual funds. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	28.42%
Worst Quarter (of periods shown)	12/31/08	-33.79%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12/31/15)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

CALVERT FUND I | Calvert Global Energy Solutions Fund | Ardour Global Alternative Energy Index (Composite)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.51%
5 Years	rr_AverageAnnualReturnYear05	(2.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.77%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
CALVERT FUND I | Calvert Global Energy Solutions Fund | Lipper Global Natural Resources Funds Avg
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(22.97%)
5 Years	rr_AverageAnnualReturnYear05	(8.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.81%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
CALVERT FUND I | Calvert Global Energy Solutions Fund | Class I
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.07%	[17]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	4.53%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.60%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.20%)	[18]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2017
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 14,252
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	56,945
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	102,237
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 227,906
Annual Return 2008	rr_AnnualReturn2008	(58.01%)
Annual Return 2009	rr_AnnualReturn2009	23.63%
Annual Return 2010	rr_AnnualReturn2010	(19.70%)
Annual Return 2011	rr_AnnualReturn2011	(33.44%)
Annual Return 2012	rr_AnnualReturn2012	8.69%
Annual Return 2013	rr_AnnualReturn2013	34.28%
Annual Return 2014	rr_AnnualReturn2014	(10.45%)
Annual Return 2015	rr_AnnualReturn2015	(2.71%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.79%)
1 Year	rr_AverageAnnualReturnYear01	(2.71%)
5 Years	rr_AverageAnnualReturnYear05	(3.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.65%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
CALVERT FUND I | Calvert Global Energy Solutions Fund | Class I | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(3.01%)
5 Years	rr_AverageAnnualReturnYear05	(3.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.70%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
CALVERT FUND I | Calvert Global Energy Solutions Fund | Class I | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(1.54%)
5 Years	rr_AverageAnnualReturnYear05	(2.32%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.92%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
CALVERT FUND I | Calvert Global Water Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT GLOBAL WATER FUND Class (Ticker):I (CFWIX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital through investment in equity securities of companies active in the water-related resource sector.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 110% of its portfolio’s average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	110.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $1,000,000 in the Fund for the time periods indicated;

•	your investment has a 5% return each year;

•	the Fund’s operating expenses remain the same; and

•	any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies whose main business is in the water sector or that are significantly involved in water-related services or technologies. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy.
The Fund concentrates (invests more than 25% of its total assets) in the water-related resource sector, which includes water utilities, companies that provide water and wastewater services, such as water treatment, distribution, and infrastructure, and companies that manufacture water-related equipment, such as filtration, metering and environmental controls. These companies may also provide services, technologies or products that involve water-related construction and engineering or that promote water conservation and the efficient use of water. The Fund seeks to invest in companies directly involved in the management of water-related resources and not in packagers or resellers of bottled water.
The Fund is “non-diversified,” which means it may hold securities of a smaller number of issuers and invest a greater percentage of its assets in a particular issuer than a “diversified” fund.
A company whose main business is in the water-related resource sector or that is significantly involved in the water-related resource sector will: (1) derive at least 50% of its revenues or earnings from water-related resource sector activities; (2) devote at least 50% of its assets to such activities; or (3) be included in one of the following water indices: S&P Global Water Index, ISE Water Index and S-Network Global Water Index. For more information on these indices, see “Description of Water Indices” in this Prospectus.
The Fund invests primarily in common stocks. The Fund invests in securities of all market capitalizations, but it may contain more small- and mid-cap stocks than large-cap stocks because many water-related resource companies are in the early stages of development.
The Fund may invest in several countries in different geographic regions of the world (at least three different countries), and the Subadvisor’s stock selection process does not utilize a predetermined geographic allocation. The Fund primarily invests in developed countries but may purchase securities in any geographic region (including in emerging markets) if the Subadvisor deems the company attractive. The Fund will invest at least 40% of its assets in foreign securities or, if the Advisor determines conditions are not favorable, invest at least 30% of its assets in foreign securities. Securities will be considered foreign securities based on an analysis of various criteria, including a company’s principal place of business, the primary exchange on which the security is traded, and the country in which the greatest percentage of company revenue is generated.
The Fund may enter into foreign currency derivatives (including forward currency contracts and currency futures contracts) to hedge foreign currency exposure.
The Fund may invest in American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”).
The Subadvisor combines quantitative (initial screening and evaluation) and fundamental processes. The fundamental process focuses on company strength, growth, and cash flow measures, taking into account sustainable and socially responsible investing initiatives and policies. Top-down views on industries, sectors or regions act as risk controls in portfolio construction.
Responsible Investing. The Fund has sustainable and socially responsible investment criteria that reflect threshold responsibility standards that Calvert uses to determine whether a security qualifies as an investment for the Fund. The Fund seeks to invest in companies that produce or market safe water-related products, services and technologies that enhance (i) access to water, (ii) affordability of water, (iii) public health, or (iv) quality of life. Consistent with its view that equitable access to water is a fundamental human right, Calvert also considers issues related to specific human rights and Indigenous People’s Rights when evaluating corporate performance and commitments in the water sector.
Investments are selected for financial soundness and evaluated according to these sustainability and corporate responsibility criteria, the application of which is in the economic interest of the Fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Non-diversification Risk. Because the Fund may hold securities of a smaller number of issuers or invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single stock may have greater impact on the Fund than on a diversified fund.
Water Sector Risk. Stocks that comprise the water-related resource sector may fall in value.
Water Industry Risks. The water industry can be significantly affected by economic trends or other conditions or developments, such as the availability of water, the level of rainfall and occurrence of other climatic events, changes in water consumption, new technologies relating to the supply of water, and water conservation. The industry can also be significantly affected by environmental considerations, taxation, government regulation (including the increased cost of compliance), inflation, increases in interest rates, price and supply fluctuations, increases in the cost of raw materials and other operating costs, technological advances, and competition from new market entrants.
Concentration Risk. A downturn in the water-related resources sector would impact the Fund more than a fund that does not concentrate in this industry. By focusing on a specific sector or industry, the Fund may be more volatile than a typical mutual fund.
Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.
Stock Market Risk. The market prices of stocks held by the Fund may fall.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.
Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.
Foreign Currency Hedge and Derivatives Risk. Transactions in foreign currency and foreign currency derivatives in connection with the purchase and sale of investments in foreign markets may result in foreign currency exposure and the potential for losses due to fluctuations in currency exchange rates without regard to the quality or performance of the investment itself. The use of foreign currency and foreign currency derivatives may also prevent the Fund from realizing profits on favorable movements in exchange rates. In addition, the value of a foreign currency derivative may not correlate to the value of the underlying foreign currency to the extent expected. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of and reduce the Fund’s returns or result in a loss that exceeds the value of the assets allocated to establish and maintain a position in the derivative instrument.
Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.
Market Capitalization Risks. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.
Responsible Investing Risk. Investing primarily in securities that meet certain sustainable and socially responsible investment criteria carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize such criteria when selecting investments. The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. A company’s ESG performance or the Advisor’s assessment of a company’s ESG performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment principles. In evaluating a company, the Advisor is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Advisor to incorrectly assess a company’s ESG performance. Successful application of the Fund’s responsible investment strategy will depend on the Advisor’s skill in properly identifying and analyzing material ESG issues.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification Risk. Because the Fund may hold securities of a smaller number of issuers or invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single stock may have greater impact on the Fund than on a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a performance average of similar mutual funds. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.
Performance results for Class I shares prior to January 31, 2014 (the Class I shares’ inception date) reflect the performance of Class A shares at net asset value. The Fund’s Class A shares are offered in a separate prospectus. Because Class I shares are invested in the same portfolio of securities, returns for Class I shares would have been substantially similar to those of Class A shares and differ only to the extent that the Classes have different expenses; actual Class I share performance would have been higher than Class A share performance because Class I has lower class-specific expenses than Class A.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a performance average of similar mutual funds. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	25.55%
Worst Quarter (of periods shown)	9/30/11	-15.39%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12/31/15)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

CALVERT FUND I | Calvert Global Water Fund | Lipper Global Natural Resources Funds Avg
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(22.97%)
5 Years	rr_AverageAnnualReturnYear05	(8.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.39%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2008
CALVERT FUND I | Calvert Global Water Fund | S-Network Global Water Index
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.65%)
5 Years	rr_AverageAnnualReturnYear05	7.08%
Since Inception	rr_AverageAnnualReturnSinceInception	7.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2008
CALVERT FUND I | Calvert Global Water Fund | Class I
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%	[19]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.87%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.86%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.57%)	[20]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.29%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2017
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 13,139
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	55,877
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	101,218
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 227,020
Annual Return 2009	rr_AnnualReturn2009	28.75%
Annual Return 2010	rr_AnnualReturn2010	13.62%
Annual Return 2011	rr_AnnualReturn2011	(9.91%)
Annual Return 2012	rr_AnnualReturn2012	27.13%
Annual Return 2013	rr_AnnualReturn2013	28.72%
Annual Return 2014	rr_AnnualReturn2014	(3.22%)
Annual Return 2015	rr_AnnualReturn2015	(12.30%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.39%)
1 Year	rr_AverageAnnualReturnYear01	(12.30%)
5 Years	rr_AverageAnnualReturnYear05	4.59%
Since Inception	rr_AverageAnnualReturnSinceInception	5.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2008
CALVERT FUND I | Calvert Global Water Fund | Class I | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(12.69%)
5 Years	rr_AverageAnnualReturnYear05	2.67%
Since Inception	rr_AverageAnnualReturnSinceInception	3.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2008
CALVERT FUND I | Calvert Global Water Fund | Class I | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(6.96%)
5 Years	rr_AverageAnnualReturnYear05	3.04%
Since Inception	rr_AverageAnnualReturnSinceInception	3.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2008
CALVERT FUND I | Calvert Green Bond Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT GREEN BOND FUND Class (Ticker):I (CGBIX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize income, to the extent consistent with preservation of capital, primarily through investment in bonds.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year (which was an eleven-month period), the Fund’s portfolio turnover rate was 444% of its portfolio’s average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	444.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $1,000,000 in the Fund for the time periods indicated;

•	your investment has a 5% return each year;

•	the Fund’s operating expenses remain the same; and

•	any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in “green” bonds. Bonds include debt securities of any maturity. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is considered investment grade when assigned a credit quality rating of BBB- or higher by Standard & Poor’s Ratings Services (“Standard & Poor’s”) or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.
The Fund primarily invests in a broad range of fixed-income securities, including, but not limited to, corporate bonds, project bonds, U.S. government securities, taxable municipal securities and mortgage-backed or other asset backed-securities (“ABS”), including commercial mortgage-backed securities. The Fund may also invest in below-investment grade, high-yield debt securities (commonly known as “junk bonds”), including distressed securities that are in default. The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include securities such as collateralized mortgage obligations (“CMOs”) and ABS.
The Fund seeks to invest primarily in “green” investments. The Fund defines “green” investments to include securities of companies that develop or provide products or services that seek to provide environmental solutions and/or support efforts to reduce their own environmental footprint; bonds that support environmental projects; structured securities that are collateralized by assets supporting environmental themes; and securities that, in the opinion of the Fund’s Advisor, have no more than a negligible direct environmental impact, which may include securities issued by the U.S. government or its agencies, and U.S. government-sponsored entities.
The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”).
The Fund is “non-diversified,” which means it may hold securities of a smaller number of issuers and invest a greater percentage of its assets in a particular issuer than a “diversified” fund.
The Fund uses an active trading strategy, seeking relative value to earn incremental income.
The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund and hedge interest rate risk.
Responsible Investing. In conjunction with Calvert’s financial analysis, Calvert’s comprehensive responsible investment principles guide our investment research processes and decision-making. The principles, which include the Advisor’s proprietary assessment of critical environmental, social and governance (“ESG”) issues, are applied across industries and to specific companies in order to inform our view of risk and opportunity factors that may affect investment performance.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Non-Diversification Risk. Because the Fund may hold securities of a smaller number of issuers or may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than on a diversified fund.
“Green” Investing Risk. Investing primarily in green investments carries the risk that, under certain market conditions, the Fund may underperform funds that invest in a broader array of investments. In addition, some green investments may be dependent on government tax incentives and subsidies, and on political support for certain environmental technologies and companies. The green sector may also have challenges such as a limited number of issuers and liquidity in the market, including a robust secondary market.
Bond Market Risk. The market prices of bonds held by the Fund may fall.
Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.
Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.
Mortgage-Backed Security Risk (Government-Sponsored Enterprises). Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.
Management Risk. The individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.
Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.
Portfolio Duration Risk. Duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed-income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. Illiquid securities also may be difficult to value.
Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.
Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve their original value.
Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable credit quality by the Advisor. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.
Taxable Municipal Bond Risk. Taxable municipal bonds are subject to credit risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or industrial development bonds.
Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.
Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.
Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.
Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy. The application of responsible investment principles may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. A company’s ESG performance or the Advisor’s assessment of a company’s ESG performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment principles. In evaluating a company, the Advisor is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Advisor to incorrectly assess a company’s ESG performance. Successful application of the Fund’s responsible investment strategy will depend on the Advisor’s skill in properly identifying and analyzing material ESG issues.
Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes that they are intended to hedge.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Because the Fund may hold securities of a smaller number of issuers or may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than on a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a performance average of similar mutual funds. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a performance average of similar mutual funds. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter (of periods shown)	3/31/15	1.79%
Worst Quarter (of periods shown)	6/30/15	-1.84%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12-31-15)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

CALVERT FUND I | Calvert Green Bond Fund | Barclays U.S. Aggregate Index
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.55%
Since Inception	rr_AverageAnnualReturnSinceInception	2.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013
CALVERT FUND I | Calvert Green Bond Fund | Lipper Corporate Debt Funds A Rated Avg
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013
CALVERT FUND I | Calvert Green Bond Fund | Class I
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.42%	[21]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.36%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.78%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[22]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2017
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 5,113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	21,899
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	40,364
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 93,794
Annual Return 2014	rr_AnnualReturn2014	5.28%
Annual Return 2015	rr_AnnualReturn2015	0.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.84%)
1 Year	rr_AverageAnnualReturnYear01	0.19%
Since Inception	rr_AverageAnnualReturnSinceInception	2.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013
CALVERT FUND I | Calvert Green Bond Fund | Class I | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.67%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013
CALVERT FUND I | Calvert Green Bond Fund | Class I | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.10%
Since Inception	rr_AverageAnnualReturnSinceInception	1.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013

[1]	Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid by the Fund’s distributor are subject to a one-year contingent deferred sales charge of 0.80%.
[2]	Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.
[3]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2017. Direct net operating expenses will not exceed 1.37% for Class A, 2.12% for Class C, and 1.12% for Class Y. Only the Board of Directors of the Fund may terminate the Fund’s expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders.
[4]	The contingent deferred sales charge decreases over time.
[5]	Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid by the Fund’s distributor are subject to a one-year contingent deferred sales charge of 0.80%.
[6]	Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.
[7]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2017. Direct net operating expenses will not exceed 1.85% for Class A, 2.60% for Class C, and 1.60% for Class Y. Only the Board of Directors of the Fund may terminate the Fund’s expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders.
[8]	The contingent deferred sales charge decreases over time.
[9]	1 Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid by the Fund’s distributor are subject to a one-year contingent deferred sales charge of 0.80%.
[10]	Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.
[11]	The contingent deferred sales charge decreases over time.
[12]	Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid by the Fund’s distributor are subject to a one-year contingent deferred sales charge of 0.80%.
[13]	Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.
[14]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses for Class A and Class Y through January 31, 2017. Direct net operating expenses will not exceed 0.88% for Class A and 0.63% for Class Y. Calvert has further agreed to contractually limit direct net annual fund operating expenses for Class Y to 3.00% through January 31, 2025. Only the Board of Directors of the Fund may terminate the Fund’s expense cap before the contractual period expires, upon 60 days’ prior notice to shareholders.
[15]	Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.
[16]	The contractual administrative fee is 0.12%. Calvert has agreed to contractually waive 0.02% of the administrative fee through January 31, 2018.
[17]	Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.
[18]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 1.40% through January 31, 2017. Calvert has further agreed to contractually limit direct net annual fund operating expenses for Class I to 2.00% through January 31, 2026. Only the Board of Directors of the Fund may terminate the Fund’s expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders.
[19]	Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.
[20]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 1.29% through January 31, 2017. Calvert has further agreed to contractually limit direct net annual fund operating expenses for Class I to 2.00% through January 31, 2026. Only the Board of Directors of the Fund may terminate the Fund’s expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders.
[21]	Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.
[22]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2017. Direct net operating expenses will not exceed 0.50% for Class I. Only the Board of Directors of the Fund may terminate the Fund’s expense cap before the contractual period expires, upon 60 days’ prior notice to shareholders. The contractual administrative fee is 0.12%. Calvert has agreed to contractually waive 0.02% of the administrative fee through January 31, 2018.